Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
Consolidated Statements of Changes in Equity [Abstract]
Capital contribution from parent	$ 2,100,000,000
Return capital of parent	700,000,000
Noncash capital contributions	$ 887,000,000